COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS
Schedule of gross contractual obligations

				More than
	1 year	2-3 years	4-5 years	5 years	Total

Principal repayments on loan facility	$66,667	$315,333	$—	$—	$382,000
Repayment of convertible notes	2,250	103,366	—	—	105,616
Interest payments on loan facility(1)	16,273	21,970	—	—	38,243
Decommissioning and restoration provision	53	119	—	21,067	21,239
Lease obligations	6,549	6,689	1,849	—	15,087
Purchase commitments	7,644	—	—	—	7,644
Short-term lease commitments	233	—	—	—	233
	$99,669	$447,477	$1,849	$21,067	$570,062
(1)	Interest payments on the loan facility represent management’s best estimate based on current LIBOR and the Company’s projected applicable margin in accordance with the terms of the loan facility.